Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - EBP, Employer, Common Stock Fund - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	361,240	404,341
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 21,001	$ 22,458
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	35,054	40,904
EBPRelatedPartyAndPartyInInterestDividendIncome	$ 661	$ 654